FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (8)	$ (6)	$ (5)
Impact of 10% increase on net income (loss)	8	6	5
Impact of 10% decrease on parent equity	(123)	(130)	(150)
Impact of 10% increase on parent equity	123	130	150
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(23)	(15)	(12)
Impact of 10% increase on net income (loss)	23	15	12
Impact of 10% decrease on parent equity	(12)	(9)	(14)
Impact of 10% increase on parent equity	12	9	14
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(1)	0	0
Impact of 10% increase on net income (loss)	1	0	0
Impact of 10% decrease on parent equity	(43)	0	0
Impact of 10% increase on parent equity	$ 43	$ 0	$ 0